Equity (Narrative) (Detail)			1 Months Ended						12 Months Ended
	Aug. 15, 2016 shares	[1]	Jan. 31, 2018 USD ($) shares	Jul. 31, 2017 USD ($) shares	Jun. 30, 2017 USD ($) Agreement	Jul. 31, 2016 shares	Apr. 30, 2016 USD ($) shares	Feb. 28, 2015 USD ($)	Dec. 31, 2018 Performance_Factor shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) Performance_Factor shares	Dec. 31, 2015 USD ($) shares	Sep. 30, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock										$ 1,302,000,000	$ 2,152,000,000	$ 786,000,000
Common stock, shares outstanding | shares										645,000,000	628,000,000
Issuance of common stock (in shares)										$ 1,302,000,000	$ 2,152,000,000	786,000,000
Net proceeds from issuance of Dominion Midstream common units										$ 18,000,000	482,000,000
Net proceeds from issuance of Dominion Midstream convertible preferred units											490,000,000
Conversion basis										1
Compensation cost related to stock-based compensation										$ 45,000,000	33,000,000	39,000,000
Tax benefit from stock awards and stock options exercised										$ 16,000,000	$ 11,000,000	14,000,000
Vesting period										3 years
Cash Based Performance Grant | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash-based performance grants minimum percentage										0.00%
Cash-based performance grants maximum percentage										200.00%
February 2015 Cash Based Performance Grant | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance metrics achieved | Performance_Factor											2
Expected award under grant								$ 10,000,000
February 2016 Cash Based Performance Grant | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance metrics achieved | Performance_Factor											2
Subsequent Event | February 2016 Cash Based Performance Grant | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected award under grant			$ 12,000,000
Scenario, Forecast | February 2017 Cash Based Performance Grant [Member] | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance metrics achieved | Performance_Factor									2
Dominion Direct Employee Stock Awards Employee Savings Plans Director Stock Compensation Plans and Contingent Convertible Senior Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved and available for issuance | shares										67,000,000
Stock Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares were available for future grants | shares										23,000,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested awards										$ 42,000,000
Fair value of restricted stock awards that vested										$ 21,000,000	$ 21,000,000	$ 37,000,000
Virginia Electric and Power Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock (in shares | shares										0	0	0
Common stock, shares outstanding | shares										274,723	274,723
Repurchase of common stock, shares | shares										0	0
Virginia Electric and Power Company | Scenario, Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of common stock, shares | shares									0
Dominion Midstream Partners, LP | Limited Partner
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from issuance of Dominion Midstream common units										$ 18,000,000	$ 482,000,000
Dominion Midstream Partners, LP | Limited Partner | Convertible Preferred Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from issuance of Dominion Midstream convertible preferred units											$ 490,000,000
Dominion Midstream Partners, LP | Dominion Midstream Limited Partner Common Unit Purchase Program | Limited Partner
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized purchase amount													$ 50,000,000
Stock repurchase program expiration date										Sep. 30, 2016
Number of common units purchased | shares											658,000	887,000
Value of common units purchased											$ 17,000,000	$ 25,000,000
Two-year grant | February 2017 Cash Based Performance Grant [Member] | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Targeted amount of the grant										$ 15,000,000
Liability accrued for award										7,000,000
Three-year grant | February 2017 Cash Based Performance Grant [Member] | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Targeted amount of the grant										15,000,000
Liability accrued for award										5,000,000
Capital Unit, Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock				$ 1,000,000,000
Issuance of common stock (in shares | shares	28,000,000			12,500,000
Capital Unit, Class A | Remarketable Subordinated Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock										$ 1,100,000,000
Issuance of common stock (in shares | shares				12,500,000		8,500,000	8,500,000
Maximum | Stock Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of stock based awards										8 years
Weighted Average | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average period recognized for the unrecognized compensation cost										2 years
Various Programs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock										$ 1,300,000,000
Issuance of common stock (in shares | shares										17,000,000
Common stock, shares outstanding | shares										645,000,000
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash proceeds received from issuance of shares through Dominion Direct and employee savings plans										$ 302,000,000
Number of shares issued through Dominion Direct and employee savings plans | shares										3,800,000
Underwritten Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock							$ 756,000,000
Issuance of common stock (in shares | shares							10,200,000
Shelf Registration for Sale of Common Stock through At-the-market Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock			$ 495,000,000
Issuance of common stock (in shares | shares			6,600,000
Number of sales agency agreements | Agreement					3
Issuance of common stock (in shares)					$ 0
Fees and commissions paid			$ 5,000,000
Shelf Registration for Sale of Common Stock through At-the-market Program | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock authorized amount					$ 500,000,000

[1]	The maturity dates of the $700 million Series A-1 RSNs and $700 million Series A-2 RSNs are August 15, 2021 and August 15, 2024, respectively.